Disclosures About Segments Of An Enterprise And Related Information (Summarized Financial Information Of Reportable Segments) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Segment Reporting Information [Line Items]
Operating revenues	$ 206,871		$ 207,414		$ 145,964
Network access costs	46,845		47,715
Network operating costs	45,779		46,564
Selling, general and administrative expenses	33,397		20,007
Depreciation and amortization	38,884		43,090		31,365
Operating income	41,196		(36,373)		41,129
Adjusted EBITDA	88,889	[1]	96,940	[1]	77,054
Capital expenditures	59,881		61,536		40,254
Goodwill	100,297		100,297		133,735
Total assets	513,162		498,600
Strategic Data [Member]
Segment Reporting Information [Line Items]
Operating revenues	108,753		93,549
Network access costs	21,192		18,042
Network operating costs	24,222		20,981
Selling, general and administrative expenses	12,704		7,308
Adjusted EBITDA	50,637	[1]	47,218	[1]
Capital expenditures	51,225		27,135
Legacy Voice [Member]
Segment Reporting Information [Line Items]
Operating revenues	64,403		75,648
Network access costs	24,228		28,074
Network operating costs	17,156		20,380
Selling, general and administrative expenses	7,912		5,906
Adjusted EBITDA	15,107	[1]	21,288	[1]
Capital expenditures	469		7,045
Access [Member]
Segment Reporting Information [Line Items]
Operating revenues	33,715		38,217
Network access costs	1,425		1,599
Network operating costs	4,401		5,203
Selling, general and administrative expenses	4,742		2,981
Adjusted EBITDA	23,145	[1]	28,434	[1]
Capital expenditures	597		5,156
Corporate (Unallocated) [Member]
Segment Reporting Information [Line Items]
Selling, general and administrative expenses	8,039		3,812
Capital expenditures	7,590		22,200
Competitive Wireline [Member]
Segment Reporting Information [Line Items]
Operating revenues	157,720		154,397		88,471
Intersegment revenues	967	[2]	644	[2]	1,036	[2]
Depreciation and amortization	26,341		29,487		17,263
Operating income	25,257		29,955		16,208
Adjusted EBITDA	57,718		62,098		37,316
Capital expenditures	52,582		45,720		27,950
Goodwill	100,297		100,297
Total assets	402,249		355,979
RLEC [Member]
Segment Reporting Information [Line Items]
Operating revenues	49,151		53,017		57,493
Intersegment revenues	4,862	[2]	4,632	[2]	4,254	[2]
Depreciation and amortization	12,543		13,603		14,102
Operating income	15,939		(66,328)		24,921
Adjusted EBITDA	31,171		34,842		39,738
Capital expenditures	7,299		15,816		12,304
Total assets	110,913		142,621
Eliminations [Member]
Segment Reporting Information [Line Items]
Intersegment revenues	$ (5,829)	[2]	$ (5,276)	[2]	$ (5,290)	[2]

[1]	The Company evaluates performance based upon Adjusted EBITDA, defined by the Company as net income (loss) attributable to Lumos Networks Corp. before interest, income taxes, depreciation and amortization, accretion of asset retirement obligations, net income attributable to noncontrolling interests, other income or expenses, equity based compensation charges, acquisition related charges, amortization of actuarial losses on retirement plans, employee separation charges, restructuring related charges, gain or loss on settlements and gain or loss on interest rate derivatives.
[2]	Intersegment revenues consist primarily of telecommunications services such as local exchange services, inter-city and local transport voice and data services, and leasing of various network elements. Intersegment revenues are primarily recorded at tariff and prevailing market rates.